Land Use Rights	12 Months Ended
Dec. 31, 2011
Land Use Rights [Abstract]
Land Use Rights [Text Block]
9         LAND USE RIGHTS

Land use rights consist of the following:

As of December 31,
2011	2010
Land use rights	$12,182,100	$11,740,943
Less: Accumulated amortization	(1,113,338)	(641,068)

	$11,068,762	$11,099,875

For the years ended December 31, 2011 and 2010, amortization expense related to land use rights was$441,234and $274,589, respectively.